UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

QRAFT AI-Enhanced U.S. Large Cap ETF

(QRFT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/qrft. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap ETF	$42	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$15,601,455
Number of Portfolio Holdings	301
Total Advisory Fee Paid	$54,065
Portfolio Turnover Rate	120%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	0.5%
Materials	1.2%
Utilities	1.6%
Energy	1.6%
Consumer Staples	3.4%
Health Care	7.9%
Industrials	8.1%
Communications	10.1%
Financials	10.1%
Consumer Discretionary	12.3%
Technology	43.1%

Top 10 Holdings (% of net assets)

NVIDIA Corporation	9.5%
Apple, Inc.	7.6%
Microsoft Corporation	7.3%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.3%
Tesla, Inc.	3.1%
Meta Platforms, Inc., Class A	2.8%
JPMorgan Chase & Company	1.7%
Eli Lilly & Company	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/qrft), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-QRFT

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

(AMOM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap Momentum ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/amom. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	$43	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$32,864,635
Number of Portfolio Holdings	50
Total Advisory Fee Paid	$112,320
Portfolio Turnover Rate	108%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	1.3%
Health Care	2.6%
Energy	2.6%
Utilities	3.7%
Financials	7.6%
Consumer Discretionary	10.9%
Communications	11.4%
Industrials	15.9%
Technology	43.7%

Top 10 Holdings (% of net assets)

NVIDIA Corporation	9.3%
Broadcom, Inc.	6.1%
Tesla, Inc.	5.6%
Meta Platforms, Inc., Class A	5.0%
JPMorgan Chase & Company	4.1%
Oracle Corporation	3.8%
Advanced Micro Devices, Inc.	3.5%
Palantir Technologies, Inc., Class A	3.2%
Netflix, Inc.	3.0%
General Electric Company	2.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/amom), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-AMOM

LG QRAFT AI-Powered U.S. Large Cap Core ETF

(LQAI) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about LG QRAFT AI-Powered U.S. Large Cap Core ETF for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/lqai. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LG QRAFT AI-Powered U.S. Large Cap Core ETF	$43	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$6,979,913
Number of Portfolio Holdings	101
Total Advisory Fee Paid	$25,437
Portfolio Turnover Rate	277%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	0.7%
Energy	1.3%
Real Estate	1.4%
Health Care	1.6%
Consumer Staples	2.9%
Industrials	5.7%
Financials	8.5%
Utilities	9.2%
Communications	13.7%
Consumer Discretionary	16.4%
Technology	38.2%

Top 10 Holdings (% of net assets)

NVIDIA Corporation	7.2%
Alphabet, Inc., Class A	5.9%
Tesla, Inc.	5.4%
Microsoft Corporation	4.6%
Advanced Micro Devices, Inc.	4.3%
Palantir Technologies, Inc., Class A	3.9%
Apple, Inc.	3.9%
Broadcom, Inc.	3.7%
Meta Platforms, Inc., Class A	3.2%
Amazon.com, Inc.	2.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/lqai), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-LQAI

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

Semi-Annual Financials and Other Information

October 31, 2025
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS October 31, 2025

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

i

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Common Stocks — 99.9%
Communications — 10.1%
Airbnb, Inc., Class A(a)	146	$18,475
Alphabet, Inc., Class A	1,833	515,420
AT&T, Inc.	2,273	56,257
Booking Holdings, Inc.	10	50,777
DoorDash, Inc., Class A(a)	129	32,814
Electronic Arts, Inc.	86	17,205
Expedia Group, Inc.	42	9,240
Fox Corporation, Class A	83	5,366
GoDaddy, Inc., Class A(a)	51	6,790
Interpublic Group of Companies, Inc. (The)	151	3,875
Match Group, Inc.	102	3,299
Meta Platforms, Inc., Class A	683	442,823
Netflix, Inc.(a)	134	149,927
News Corporation, Class A	152	4,028
Paramount Skydance Corporation, Class B	369	5,679
Take-Two Interactive Software, Inc.(a)	64	16,408
T-Mobile US, Inc.	357	74,988
Uber Technologies, Inc.(a)	663	63,980
VeriSign, Inc.	33	7,913
Walt Disney Company (The)	572	64,418
Warner Bros Discovery, Inc.(a)	813	18,252
		1,567,934
Consumer Discretionary — 12.3%
Amazon.com, Inc.(a)	3,359	820,335
Aptiv Holdings Ltd.(a)	82	6,650
AutoZone, Inc.(a)	5	18,372
Axon Enterprise, Inc.(a)	27	19,771
Carnival Corporation(a)	406	11,705
Domino’s Pizza, Inc.	13	5,180
DR Horton, Inc.	102	15,206
eBay, Inc.	158	12,847
Ford Motor Company	1,342	17,620
General Motors Company	310	21,418
Hasbro, Inc.	56	4,273
Hilton Worldwide Holdings, Inc.	79	20,300
Home Depot, Inc. (The)	315	119,571
Las Vegas Sands Corporation	238	14,125
Lowe’s Companies, Inc.	179	42,625
Marriott International, Inc., Class A	91	23,713
Masco Corporation	80	5,181
McDonald’s Corporation	227	67,743
Mohawk Industries, Inc.(a)	27	3,068
Norwegian Cruise Line Holdings Ltd.(a)	168	3,767
NVR, Inc.(a)	1	7,211
O’Reilly Automotive, Inc.(a)	273	25,782
PulteGroup, Inc.	71	8,511
Ralph Lauren Corporation	15	4,795
	Shares	Fair Value
Common Stocks — (continued)
Consumer Discretionary — (continued)
Ross Stores, Inc.	112	$17,799
Royal Caribbean Cruises Ltd.	87	24,954
Tapestry, Inc.	76	8,346
Tesla, Inc.(a)	1,048	478,475
TJX Companies, Inc. (The)	355	49,750
TKO Group Holdings, Inc.	29	5,464
Ulta Beauty, Inc.(a)	16	8,318
Williams-Sonoma, Inc.	44	8,551
Wynn Resorts Ltd.	41	4,879
Yum! Brands, Inc.	96	13,268
		1,919,573
Consumer Staples — 3.4%
Altria Group, Inc.	538	30,332
Costco Wholesale Corporation	140	127,603
Estee Lauder Companies, Inc. (The), Class A	81	7,832
Kellanova	117	9,718
Monster Beverage Corporation(a)	317	21,185
Philip Morris International, Inc.	494	71,299
Sysco Corporation	166	12,330
Walmart, Inc.	2,516	254,570
		534,869
Energy — 1.6%
Baker Hughes Company	324	15,685
Chevron Corporation	648	102,202
Devon Energy Corporation	230	7,473
Enphase Energy, Inc.(a)	66	2,014
EQT Corporation	208	11,145
Kinder Morgan, Inc.	722	18,909
Marathon Petroleum Corporation	103	20,076
Phillips 66	138	18,787
Targa Resources Corporation	72	11,091
Valero Energy Corporation	106	17,973
Williams Companies, Inc. (The)	394	22,801
		248,156
Financials — 10.1%
Aflac, Inc.	181	19,401
Allstate Corporation (The)	86	16,471
American Express Company	221	79,721
American International Group, Inc.	190	15,002
Ameriprise Financial, Inc.	32	14,489
Aon PLC, Class A	72	24,529
Arthur J. Gallagher & Company	83	20,708
Assurant, Inc.	20	4,234
Bank of America Corporation	2,344	125,286
Bank of New York Mellon Corporation (The)	228	24,608
Berkshire Hathaway, Inc., Class B(a)	435	207,731
Brown & Brown, Inc.	116	9,250

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2025
	Shares	Fair Value
Common Stocks — (continued)
Financials — (continued)
Charles Schwab Corporation (The)	578	$54,632
Chubb Ltd.	128	35,448
Cincinnati Financial Corporation	56	8,657
Citizens Financial Group, Inc.	157	7,987
CME Group, Inc.	116	30,797
Everest Group Ltd.	16	5,032
Fifth Third Bancorp	234	9,739
Globe Life, Inc.	33	4,340
Goldman Sachs Group, Inc. (The)	96	75,780
Hartford Insurance Group, Inc. (The)	98	12,170
Huntington Bancshares, Inc.	524	8,091
Intercontinental Exchange, Inc.	184	26,917
Invesco Ltd.	185	4,385
JPMorgan Chase & Company	867	269,740
KeyCorporation	401	7,054
KKR & Company, Inc.	285	33,724
Loews Corporation	76	7,567
M&T Bank Corporation	55	10,113
Marsh & McLennan Companies, Inc.	158	28,148
MetLife, Inc.	226	18,039
Morgan Stanley	506	82,984
Nasdaq, Inc.	195	16,671
Northern Trust Corporation	69	8,878
PayPal Holdings, Inc.	310	21,474
Principal Financial Group, Inc.	83	6,975
Progressive Corporation (The)	187	38,522
Prudential Financial, Inc.	122	12,688
Raymond James Financial, Inc.	70	11,107
Regions Financial Corporation	321	7,768
State Street Corporation	100	11,566
Synchrony Financial	132	9,818
Travelers Companies, Inc. (The)	73	19,609
Truist Financial Corporation	437	19,503
W R Berkley Corporation	135	9,631
Wells Fargo & Company	1,016	88,362
Willis Towers Watson PLC	34	10,645
		1,595,991
Health Care — 7.9%
AbbVie, Inc.	559	121,884
Agilent Technologies, Inc.	99	14,490
Amgen, Inc.	172	51,330
Biogen, Inc.(a)	54	8,331
Cardinal Health, Inc.	83	15,834
Cencora, Inc.	63	21,282
Charles River Laboratories International, Inc.(a)	21	3,781
CVS Health Corporation	408	31,885
	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Edwards Lifesciences Corporation(a)	201	$16,572
Elevance Health, Inc.	73	23,156
Eli Lilly & Company	299	257,994
Gilead Sciences, Inc.	396	47,437
HCA Healthcare, Inc.	75	34,476
IDEXX Laboratories, Inc.(a)	27	16,997
Incyte Corporation(a)	74	6,918
Insulet Corporation(a)	25	7,825
IQVIA Holdings, Inc.(a)	60	12,988
Johnson & Johnson	761	143,730
Labcorp Holdings, Inc.	30	7,619
McKesson Corporation	40	32,454
Medtronic PLC	410	37,187
Merck & Company, Inc.	794	68,268
Mettler-Toledo International, Inc.(a)	7	9,914
Moderna, Inc.(a)	148	4,020
Pfizer, Inc.	1,814	44,715
Regeneron Pharmaceuticals, Inc.	35	22,813
Solventum Corporation(a)	63	4,350
UnitedHealth Group, Inc.	287	98,027
Universal Health Services, Inc., Class B	23	4,991
Vertex Pharmaceuticals, Inc.(a)	82	34,897
Viatris, Inc.	461	4,776
Zoetis, Inc.	149	21,469
		1,232,410
Industrials — 8.1%
3M Company	172	28,638
A O Smith Corporation	49	3,234
Allegion plc	33	5,470
AMETEK, Inc.	80	16,169
Amphenol Corporation, Class A	389	54,204
Caterpillar, Inc.	149	86,011
CH Robinson Worldwide, Inc.	45	6,930
Cintas Corporation	130	23,825
CSX Corporation	605	21,791
Cummins, Inc.	45	19,696
Eaton Corporation PLC	124	47,314
Emerson Electric Company	182	25,402
Fastenal Company	390	16,049
FedEx Corporation	80	20,306
GE Vernova, LLC	87	50,907
Generac Holdings, Inc.(a)	24	4,032
General Dynamics Corporation	87	30,006
General Electric Company	336	103,808
Honeywell International, Inc.	203	40,870
Howmet Aerospace, Inc.	130	26,774
Hubbell, Inc.	18	8,460

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2025
	Shares	Fair Value
Common Stocks — (continued)
Industrials — (continued)
Huntington Ingalls Industries, Inc.	16	$5,152
Illinois Tool Works, Inc.	94	22,928
Jacobs Solutions, Inc.	45	7,011
Johnson Controls International plc	212	24,251
Keysight Technologies, Inc.(a)	61	11,161
L3Harris Technologies, Inc.	61	17,635
Lennox International, Inc.	13	6,565
Lockheed Martin Corporation, Class B	75	36,891
Norfolk Southern Corporation	73	20,687
Northrop Grumman Corporation	46	26,839
Otis Worldwide Corporation	137	12,708
Parker-Hannifin Corporation	42	32,459
Pentair PLC	61	6,487
Quanta Services, Inc.	48	21,559
Republic Services, Inc.	101	21,032
Rockwell Automation, Inc.	39	14,366
Rollins, Inc.	164	9,448
RTX Corporation	425	75,862
TE Connectivity plc	96	23,713
Teledyne Technologies, Inc.(a)	17	8,956
Textron, Inc.	69	5,576
Trane Technologies PLC	74	33,200
TransDigm Group, Inc.	18	23,553
Trimble, Inc.(a)	88	7,018
Union Pacific Corporation	189	41,649
United Airlines Holdings, Inc.(a)	113	10,627
United Rentals, Inc.	21	18,294
Veralto Corporation	89	8,783
Waste Management, Inc.	130	25,970
Westinghouse Air Brake Technologies Corporation	60	12,266
WW Grainger, Inc.	16	15,664
Xylem, Inc.	85	12,822
		1,261,028
Materials — 1.2%
CF Industries Holdings, Inc.	63	5,247
Corteva, Inc.	232	14,254
DuPont de Nemours, Inc.	147	12,003
Ecolab, Inc.	95	24,358
Linde PLC	149	62,327
Martin Marietta Materials, Inc.	21	12,875
Mosaic Company (The)	119	3,267
Newmont Corporation	353	28,582
Packaging Corporation of America	33	6,460
Solstice Advanced Materials, Inc.(a)	51	2,287
Steel Dynamics, Inc.	54	8,467
Vulcan Materials Company	46	13,317
		193,444
	Shares	Fair Value
Common Stocks — (continued)
Real Estate — 0.5%
CBRE Group, Inc., Class A(a)	102	$15,548
Iron Mountain, Inc. - REIT	99	10,192
Simon Property Group, Inc. - REIT	106	18,631
Welltower, Inc. - REIT	214	38,742
		83,113
Technology — 43.1%+
Advanced Micro Devices, Inc.(a)	515	131,902
Akamai Technologies, Inc.(a)	58	4,356
Analog Devices, Inc.	157	36,758
Apple, Inc.	4,413	1,193,143
Applied Materials, Inc.	254	59,207
Arista Networks, Inc.(a)	400	63,076
Autodesk, Inc.(a)	69	20,792
Broadcom, Inc.	1,488	550,009
Broadridge Financial Solutions, Inc.	41	9,036
Cadence Design Systems, Inc.(a)	88	29,805
CDW Corporation	45	7,172
Cisco Systems, Inc.	1,254	91,680
Coinbase Global, Inc., Class A(a)	70	24,065
Corning, Inc.	278	24,764
Corpay, Inc.(a)	26	6,769
Crowdstrike Holdings, Inc., Class A(a)	80	43,441
Dayforce, Inc.(a)	64	4,399
Dell Technologies, Inc., Class C	111	17,983
F5, Inc.(a)	21	5,314
Fair Isaac Corporation(a)	8	13,276
Fiserv, Inc.(a)	176	11,737
Fortinet, Inc.(a)	249	21,521
Garmin Ltd.	66	14,120
Global Payments, Inc.	89	6,921
Hewlett Packard Enterprise Company	464	11,331
HP, Inc.	334	9,242
Intel Corporation(a)	1,489	59,545
International Business Machines Corporation	295	90,686
Intuit, Inc.	89	59,412
Jabil, Inc.	39	8,615
KLA Corporation	42	50,767
Lam Research Corporation	402	63,299
Leidos Holdings, Inc.	46	8,762
Mastercard, Inc., Class A	284	156,765
Microchip Technology, Inc.	188	11,735
Micron Technology, Inc.	356	79,662
Microsoft Corporation	2,213	1,145,915
Monolithic Power Systems, Inc.	16	16,080
Moody’s Corporation	58	27,857
Motorola Solutions, Inc.	54	21,962
MSCI, Inc.	25	14,714
See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2025
	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
NetApp, Inc.	72	$8,480
NVIDIA Corporation	7,294	1,476,963
NXP Semiconductors N.V.	85	17,775
ON Semiconductor Corporation(a)	142	7,111
Oracle Corporation	899	236,086
Palantir Technologies, Inc., Class A(a)	719	144,138
Palo Alto Networks, Inc.(a)	214	47,131
PTC, Inc.(a)	43	8,537
QUALCOMM, Inc.	343	62,049
S&P Global, Inc.	97	47,259
Seagate Technology Holdings PLC	70	17,912
ServiceNow, Inc.(a)	66	60,673
Skyworks Solutions, Inc.	60	4,663
Super Micro Computer, Inc.(a)	201	10,444
Synopsys, Inc.(a)	61	27,683
Teradyne, Inc.	59	10,724
Texas Instruments, Inc.	290	46,823
Verisk Analytics, Inc.	49	10,719
Visa, Inc., Class A	537	182,978
Western Digital Corporation	115	17,274
Workday, Inc., Class A(a)	74	17,754
Zebra Technologies Corporation, Class A(a)	19	5,116
		6,695,887
Utilities — 1.6%
Alliant Energy Corporation	91	6,081
Ameren Corporation	91	9,284
CMS Energy Corporation	103	7,576
Constellation Energy Corporation	100	37,700
	Shares	Fair Value
Common Stocks — (continued)
Utilities — (continued)
DTE Energy Company	74	$10,030
Duke Energy Corporation	250	31,075
Evergy, Inc.	81	6,222
Eversource Energy	126	9,300
FirstEnergy Corporation	196	8,983
NextEra Energy, Inc.	657	53,479
NiSource, Inc.	163	6,864
NRG Energy, Inc.	69	11,858
Vistra Corporation	114	21,466
WEC Energy Group, Inc.	107	11,955
Xcel Energy, Inc.	194	15,747
		247,620
Total Common Stocks (Cost $13,399,632)		15,580,025
Total Investments — 99.9% (Cost $13,399,632)		15,580,025
Other Assets in Excess of Liabilities — 0.1%		21,430
Total Net Assets — 100.0%		$15,601,455
LLC - Limited Liability Company
LTD - Limited Company
MSCI - Morgan Stanley Capital International
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	43.1%
Consumer Discretionary	12.3%
Financials	10.1%
Communications	10.1%
Industrials	8.1%
Health Care	7.9%
Consumer Staples	3.4%
Energy	1.6%
Utilities	1.6%
Materials	1.2%
Real Estate	0.5%
Total Common Stocks	99.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Common Stocks — 99.7%
Communications — 11.4%
DoorDash, Inc., Class A(a)	1,823	$463,717
Meta Platforms, Inc., Class A	2,529	1,639,676
Netflix, Inc.(a)	881	985,716
Uber Technologies, Inc.(a)	6,869	662,859
		3,751,968
Consumer Discretionary — 10.9%
Axon Enterprise, Inc.(a)	500	366,115
O’Reilly Automotive, Inc.(a)	4,215	398,065
Ralph Lauren Corporation	552	176,452
Royal Caribbean Cruises Ltd.	1,377	394,965
Tapestry, Inc.	2,085	228,975
Tesla, Inc.(a)	4,025	1,837,654
TKO Group Holdings, Inc.	993	187,081
		3,589,307
Energy — 2.6%
First Solar, Inc.(a)	882	235,441
Marathon Petroleum Corporation	1,900	370,329
Targa Resources Corporation	1,731	266,643
		872,413
Financials — 7.6%
Bank of New York Mellon Corporation (The)	3,831	413,480
Goldman Sachs Group, Inc. (The)	916	723,063
JPMorgan Chase & Company	4,354	1,354,616
		2,491,159
Health Care — 2.6%
Cardinal Health, Inc.	1,877	358,075
McKesson Corporation	602	488,427
		846,502
Industrials — 15.9%
Amphenol Corporation, Class A	4,691	653,643
Caterpillar, Inc.	1,475	851,459
Eaton Corporation PLC	1,524	581,497
GE Vernova, LLC	992	580,459
General Electric Company	2,785	860,426
Howmet Aerospace, Inc.	2,158	444,440
Quanta Services, Inc.	906	406,912
Trane Technologies PLC	1,091	489,477
United Rentals, Inc.	392	341,503
		5,209,816
Materials — 1.3%
Newmont Corporation	5,423	439,100

Technology — 43.7%+
Advanced Micro Devices, Inc.(a)	4,443	1,137,941
Arista Networks, Inc.(a)	4,377	690,210
Broadcom, Inc.	5,438	2,010,048
Coinbase Global, Inc., Class A(a)	1,203	413,568
	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
Corning, Inc.	4,873	$434,087
Dell Technologies, Inc., Class C	2,346	380,075
Fair Isaac Corporation(a)	193	320,289
Jabil, Inc.	1,085	239,666
KLA Corporation	483	583,821
Lam Research Corporation	4,260	670,780
Micron Technology, Inc.	3,599	805,348
Monolithic Power Systems, Inc.	301	302,505
NVIDIA Corporation	15,042	3,045,855
Oracle Corporation	4,698	1,233,741
Palantir Technologies, Inc., Class A(a)	5,229	1,048,258
Seagate Technology Holdings PLC	1,440	368,467
Super Micro Computer, Inc.(a)	5,404	280,792
Western Digital Corporation	2,588	388,743
		14,354,194
Utilities — 3.7%
Constellation Energy Corporation	1,461	550,796
NRG Energy, Inc.	1,673	287,522
Vistra Corporation	1,985	373,776
		1,212,094
Total Common Stocks (Cost $25,975,981)		32,766,553
Total Investments — 99.7% (Cost $25,975,981)		32,766,553
Other Assets in Excess of Liabilities — 0.3%		98,082
Total Net Assets — 100.0%		$32,864,635
LLC - Limited Liability Company
LTD - Limited Company
PLC - Public Limited Company

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	43.7%
Industrials	15.9%
Communications	11.4%
Consumer Discretionary	10.9%
Financials	7.6%
Utilities	3.7%
Energy	2.6%
Health Care	2.6%
Materials	1.3%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2025
	Shares	Fair Value
Common Stocks — 99.6%
Communications — 13.7%
Alphabet, Inc., Class A	1,461	$410,820
AppLovin Corporation, Class A(a)	18	11,472
AT&T, Inc.	2,840	70,290
Booking Holdings, Inc.	2	10,155
Comcast Corporation, Class A	1,126	31,342
DoorDash, Inc., Class A(a)	74	18,823
Electronic Arts, Inc.	492	98,429
Meta Platforms, Inc., Class A	349	226,274
Netflix, Inc.(a)	14	15,664
T-Mobile US, Inc.	161	33,818
Verizon Communications, Inc.	371	14,744
Warner Bros Discovery, Inc.(a)	584	13,111
		954,942
Consumer Discretionary — 16.4%
Amazon.com, Inc.(a)	821	200,505
Carnival Corporation(a)	2,849	82,137
Chipotle Mexican Grill, Inc.(a)	500	15,845
Copart, Inc.(a)	2,383	102,493
Coupang, Inc.(a)	2,954	94,439
eBay, Inc.	99	8,050
Ferrari N.V.	59	23,833
Ford Motor Company	11,113	145,914
General Motors Company	168	11,607
Lennar Corporation, Class A	81	10,025
On Holding A.G.(a)	807	29,980
Tesla, Inc.(a)	831	379,401
Tractor Supply Company	427	23,105
Viking Holdings Ltd.(a)	284	17,281
		1,144,615
Consumer Staples — 2.9%
Altria Group, Inc.	488	27,514
Coca-Cola Company (The)	158	10,886
Colgate-Palmolive Company	370	28,509
Kenvue, Inc.	4,074	58,543
Keurig Dr Pepper, Inc.	607	16,486
Mondelez International, Inc., Class A	542	31,143
PepsiCo, Inc.	68	9,934
Philip Morris International, Inc.	61	8,804
Walmart, Inc.	88	8,904
		200,723
Energy — 1.3%
Kinder Morgan, Inc.	2,814	73,699
Valero Energy Corporation	84	14,243
		87,942
	Shares	Fair Value
Common Stocks — (continued)
Financials — 8.5%
Applied Digital Corporation(a)	3,779	$130,980
Brookfield Corporation	832	38,314
Fifth Third Bancorp	370	15,399
Huntington Bancshares, Inc.	4,785	73,881
NU Holdings Ltd./Cayman Islands, Class A(a)	8,019	129,187
Robinhood Markets, Inc., Class A(a)	1,144	167,916
Rocket Companies, Inc., Class A	576	9,596
US Bancorp	299	13,957
W R Berkley Corporation	183	13,055
		592,285
Health Care — 1.6%
AbbVie, Inc.	42	9,158
Alnylam Pharmaceuticals, Inc.(a)	28	12,769
Boston Scientific Corporation(a)	102	10,273
Bristol-Myers Squibb Company	360	16,586
CVS Health Corporation	17	1,329
HCA Healthcare, Inc.	60	27,580
Intuitive Surgical, Inc.(a)	23	12,289
Johnson & Johnson	76	14,354
Thermo Fisher Scientific, Inc.	19	10,780
		115,118
Industrials — 5.7%
Amphenol Corporation, Class A	56	7,803
Comfort Systems USA, Inc.	38	36,692
CSX Corporation	3,402	122,540
Honeywell International, Inc.	86	17,314
Illinois Tool Works, Inc.	207	50,492
Otis Worldwide Corporation	22	2,041
Rocket Lab Corporation(a)	1,936	121,928
RTX Corporation	73	13,031
Vertiv Holdings Company, Class A	137	26,422
		398,263
Materials — 0.7%
Cameco Corporation	132	13,492
International Paper Company	281	10,858
Newmont Corporation	288	23,319
Solstice Advanced Materials, Inc.(a)	22	969
		48,638
Real Estate — 1.4%
Digital Realty Trust, Inc. - REIT	130	22,153
Realty Income Corporation - REIT	618	35,832
VICI Properties, Inc. - REIT	1,211	36,318
		94,303

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2025
	Shares	Fair Value
Common Stocks — (continued)
Technology — 38.2%+
Advanced Micro Devices, Inc.(a)	1,165	$298,380
Apple, Inc.	1,006	271,992
Arista Networks, Inc.(a)	62	9,777
Astera Labs, Inc.(a)	71	13,254
Broadcom, Inc.	702	259,480
Cognizant Technology Solutions Corporation, Class A	334	24,342
Coinbase Global, Inc., Class A(a)	72	24,752
Coreweave, Inc., Class A(a)	98	13,104
Fidelity National Information Services, Inc.	436	27,259
HP, Inc.	1,266	35,030
Intel Corporation(a)	4,000	159,960
Iris Energy Ltd.(a)	1,627	98,840
Micron Technology, Inc.	473	105,843
Microsoft Corporation	623	322,596
NVIDIA Corporation	2,470	500,150
Oracle Corporation	126	33,089
Palantir Technologies, Inc., Class A(a)	1,365	273,642
Roper Technologies, Inc.	62	27,661
Salesforce, Inc.	86	22,395
Strategy, Inc., Class A(a)	38	10,241
Super Micro Computer, Inc.(a)	327	16,991
Western Digital Corporation	806	121,069
		2,669,847
	Shares	Fair Value
Common Stocks — (continued)
Utilities — 9.2%
Ameren Corporation	277	$28,260
CenterPoint Energy, Inc.	2,501	95,638
Constellation Energy Corporation	56	21,112
Dominion Energy, Inc.	2,035	119,434
FirstEnergy Corporation	2,076	95,143
PG&E Corporation	6,113	97,563
PPL Corporation	2,886	105,397
Xcel Energy, Inc.	1,016	82,469
		645,016
Total Common Stocks (Cost $6,183,474)		6,951,692
Total Investments — 99.6% (Cost $6,183,474)		6,951,692
Other Assets in Excess of Liabilities — 0.4%		28,221
Total Net Assets — 100.0%		$6,979,913
LTD - Limited Company
NV - Naamioze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	38.2%
Consumer Discretionary	16.4%
Communications	13.7%
Utilities	9.2%
Financials	8.5%
Industrials	5.7%
Consumer Staples	2.9%
Health Care	1.6%
Real Estate	1.4%
Energy	1.3%
Materials	0.7%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) October 31, 2025
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Assets
Investments, at value	$15,580,025	$32,766,553	$6,951,692
Cash	26,395	111,562	27,896
Dividend and interest receivable	4,750	6,519	4,952
Tax reclaims receivable	25	—	46
Total Assets	15,611,195	32,884,634	6,984,586

Liabilities
Advisory fee payable	9,740	19,999	4,673
Total Liabilities	9,740	19,999	4,673
Net Assets	$15,601,455	$32,864,635	$6,979,913

Net Assets consist of:
Paid-in capital	$18,047,950	$48,394,662	$6,089,439
Accumulated earnings (deficit)	(2,446,495)	(15,530,027)	890,474
Net Assets	$15,601,455	$32,864,635	$6,979,913

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001	650,001	170,001
Net Asset Value, Offering and Redemption Price Per Share	$62.41	$50.56	$41.06
Investments, at cost	$13,399,632	$25,975,981	$6,183,474

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Unaudited) For the Six Months Ended October 31, 2025
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Investment Income
Dividend income	$76,496	$138,045	$63,837
Less foreign taxes withheld	(26)	(831)	(160)
Interest income	695	1,192	315
Total Investment Income	77,165	138,406	63,992

Expenses
Advisory fees	54,065	112,320	25,437
Total Expenses	54,065	112,320	25,437
Net Investment Income (Loss)	23,100	26,086	38,555

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(78,519)	24,625	15,018
In-kind redemptions	244,200	445,898	1,125,356
	165,681	470,523	1,140,374
Net Change in Unrealized Gain (Loss) on:
Investments	2,687,451	6,828,213	526,287
Net Realized and Unrealized Gain (Loss) on Investments	2,853,132	7,298,736	1,666,661
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,876,232	$7,324,822	$1,705,216
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October31, 2025 (Unaudited)	Year Ended April30, 2025
Operations
Net investment income (loss)	$23,100	$73,157	$26,086	$(51,546)	$38,555	$43,364
Net realized gain (loss) on investments	165,681	1,020,689	470,523	1,116,270	1,140,374	324,823
Net change in unrealized gain (loss) on investments	2,687,451	(343,916)	6,828,213	48,672	526,287	138,953
Net Increase (Decrease) in Net Assets Resulting From Operations	2,876,232	749,930	7,324,822	1,113,396	1,705,216	507,140

Distributions to Shareholders	(24,475)	(75,270)	(28,508)	—	(36,450)	(46,265)

Capital Share Transactions
Proceeds from shares sold	1,486,245	23,956,518	1,194,349	70,839,968	7,527,852	14,151,285
Cost of shares redeemed	(1,475,634)	(21,120,821)	(2,324,222)	(65,362,032)	(8,304,798)	(12,839,334)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,611	2,835,697	(1,129,873)	5,477,936	(776,946)	1,311,951
Net Increase (Decrease) in Net Assets	2,862,368	3,510,357	6,166,441	6,591,332	891,820	1,772,826

Net Assets
Beginning of period	$12,739,087	$9,228,730	$26,698,194	$20,106,862	$6,088,093	$4,315,267
End of period	$15,601,455	$12,739,087	$32,864,635	$26,698,194	$6,979,913	$6,088,093

Change in Share Transactions
Shares sold	25,000	450,000	25,000	1,650,000	200,000	430,000
Shares redeemed	(25,000)	(400,000)	(50,000)	(1,525,000)	(220,000)	(390,000)
Net Increase (Decrease) in Shares Outstanding	—	50,000	(25,000)	125,000	(20,000)	40,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF (For a Share Outstanding Throughout the Period Presented)	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of period	$50.96	$46.14	$38.70	$38.74	$40.62	$26.83

Investment operations:
Net investment income (loss)(a)	0.09	0.29	0.30	0.32	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	11.46	4.81	7.48	(0.03)	(1.91)	14.50
Total from investment operations	11.55	5.10	7.78	0.29	(1.85)	14.48

Distributions to shareholders from:
Net investment income	(0.10)	(0.28)	(0.34)	(0.33)	(0.03)	(0.02)
Net realized gains	—	—	—	—	—	(0.67)
Total distributions	(0.10)	(0.28)	(0.34)	(0.33)	(0.03)	(0.69)

Net asset value, end of period	$62.41	$50.96	$46.14	$38.70	$38.74	$40.62

Net Asset Value, Total Return	22.67%(b)	11.04%	20.21%	0.83%	(4.57)%	54.12%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,601	$12,739	$9,229	$4,838	$11,621	$20,311
Ratios to Average Net Assets:
Expenses	0.75%(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.32%(c)	0.55%	0.71%	0.86%	0.15%	(0.06)%
Portfolio turnover rate(d)	120%(b)	267%	317%	348%	180%	263%

(a)  Per share amounts calculated using average shares method.

(b)  Not Annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (For a Share Outstanding Throughout the Period Presented)	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of period	$39.55	$36.56	$28.75	$27.72	$35.19	$25.75

Investment operations:
Net investment income (loss)(a)	0.04	(0.07)	0.08	0.24	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	11.01	3.06	7.84	1.02(b)	(7.21)	17.27
Total from investment operations	11.05	2.99	7.92	1.26	(7.20)	17.23

Distributions to shareholders from:
Net investment income	(0.04)	—	(0.11)	(0.23)	(0.01)	(0.02)
Net realized gains	—	—	—	—	(0.26)	(7.77)
Total distributions	(0.04)	—	(0.11)	(0.23)	(0.27)	(7.79)

Net asset value, end of period	$50.56	$39.55	$36.56	$28.75	$27.72	$35.19

Net Asset Value, Total Return	27.96%(c)	8.18%	27.62%	4.65%	(20.63)%	69.95%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$32,865	$26,698	$20,107	$12,218	$15,940	$21,992
Ratios to Average Net Assets:
Expenses	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.17%(d)	(0.15)%	0.24%	0.88%	0.03%	(0.13)%
Portfolio turnover rate(e)	108%(c)	354%	449%	506%	790%	346%

(a)  Per share amounts calculated using average shares method.

(b)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
LG QRAFT AI-Powered U.S. Large Cap Core ETF (For a Share Outstanding Throughout the Period Presented)	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
Net asset value, beginning of period	$32.04	$28.77	$25.06

Investment operations:
Net investment income (loss)(b)	0.21	0.29	0.13
Net realized and unrealized gain (loss) on investments	9.01	3.28	3.67
Total from investment operations	9.22	3.57	3.80

Distributions to shareholders from:
Net investment income	(0.20)	(0.30)	(0.09)
Total distributions	(0.20)	(0.30)	(0.09)

Net asset value, end of period	$41.06	$32.04	$28.77

Net Asset Value, Total Return	28.84%(c)	12.40%	15.19%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,980	$6,088	$4,315
Ratios to Average Net Assets:
Expenses	0.75%(d)	0.75%	0.75%(d)
Net investment income (loss)	1.14%(d)	0.88%	0.97%(d)
Portfolio turnover rate(e)	277%(c)	567%	258%(c)

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Per share amounts calculated using average shares method.

(c)  Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) October 31, 2025

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

LG QRAFT AI-Powered U.S. Large Cap Core ETF

The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the 1940 Act. The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each Fund seeks capital appreciation. Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF commenced operations on May 20, 2019. The LG QRAFT AI-Powered U.S. Large Cap Core ETF commenced operations on November 7, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 — Quoted prices in active markets for identical assets.

•        Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2025, for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,580,025	$—	$—	$15,580,025
Total	$15,580,025	$—	$—	$15,580,025

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$32,766,553	$—	$—	$32,766,553
Total	$32,766,553	$—	$—	$32,766,553

LG QRAFT AI-Powered U.S. Large Cap Core ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,951,692	$—	$—	$6,951,692
Total	$6,951,692	$—	$—	$6,951,692

* See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

(e)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(f)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser, and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2025, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$17,247,167	$17,222,076
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	31,904,574	31,942,247
LG QRAFT AI-Powered U.S. Large Cap Core ETF	19,314,430	20,322,027

Purchases and sales of in-kind transactions for the six months ended October 31, 2025, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$1,473,855	$1,471,932
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	1,189,528	2,320,480
LG QRAFT AI-Powered U.S. Large Cap Core ETF	7,514,474	7,289,628

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk. (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7.     Federal Income Taxes

As of the tax year ended April 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$(4,707,510)	$—	$—	$(590,742)	$(5,298,252)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	(22,665,582)	—	—	(160,759)	(22,826,341)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	(846,960)	1,372	—	67,296	(778,292)

At October 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$13,399,632	$2,406,904	$(226,511)	$2,180,393
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	25,975,981	7,062,008	(271,436)	6,790,572
LG QRAFT AI-Powered U.S. Large Cap Core ETF	6,183,474	841,383	(73,165)	768,218

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2025

As of the tax year ended April 30, 2025, each Fund has non-expiring accumulated capital loss carry forwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$4,450,260	$257,250	$4,707,510
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	22,606,182	34,140	22,640,322
LG QRAFT AI-Powered U.S. Large Cap Core ETF	846,960	—	846,960

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9.     New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) October 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Continuance of Investment Advisory Agreement with respect to QRFT, AMOM and LQAI

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT”), QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM”), and LG QRAFT AI-Powered US Large Cap Core ETF (“LQAI”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) (Continued) October 31, 2025

The Board considered that responsibilities with respect to each Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed the performance of each Fund in light of the Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing each Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2025. The Board reviewed this information for the Funds in turn, noting its observations with respect to the Funds.

QRAFT AI-Enhanced US Large Cap ETF (QRFT)

The Board found that QRFT performed in excess of the Peer Group median and mean for the June 30, 2025 year-to-date and three-year period, but underperformed the mean for the 1-year and 5-year periods (annualized). The Fund generated positive returns across the 1-year, 3-year, 5-year, and since inception periods, although underperforming its benchmark index (S&P 500 Index) for those periods. The Board concluded that the Fund’s performance was acceptable.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

The Board found that AMOM outperformed the Peer Group median and mean for the 3-year period (annualized) ended June 30, 2025 and underperformed for the year-to-date, 1-year, and 5-year periods. The Fund also outperformed the overall returns of its benchmark index (S&P 500 Index) for the three-year and since inception periods ended June 30, 2025. The Board concluded that the Fund’s performance was acceptable.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS Items 8-11) (Unaudited) (Continued) October 31, 2025

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

The Board found that LQAI underperformed the Peer Group median and mean for the June 30, 2025 year-to-date period (annualized), but outperformed for the 1-year period. The Fund underperformed the overall returns of its benchmark index (S&P 500 Index) for the one-year and since inception periods ended June 30, 2025, but not to a significant degree.

The Board considered ETC’s commentary with respect to Fund performance, including that the Funds are each generally generating positive performance and display positive attributes. Each Fund has delivered positive performance across various periods and overall. Based on the information presented, each of the Funds appears to be meeting that objective. Based on the information presented, the Adviser believes that the performance of the Fund is satisfactory for the period, noting the limitations of analyzing performance over a relatively short period of time.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of QRFT, AMOM and LQAI was higher than the median of advisory fees paid by its peer funds, but within the range of fees paid by peers. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, the Funds’ sponsor has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: December 22, 2025	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: December 22, 2025	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: December 22, 2025	Principal Financial Officer/Treasurer